Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2024
Text block Explanatory [Abstract]
Summary of Trade and Other Receivables
(1) Trade and other receivables as of December 31, 2023 and 2024, are as follows

	December 31, 2023
(In millions of Korean won)	Total amounts		Provision for impairment	Present value discount	Carrying amount
Current assets
Trade receivables	￦	3,596,899	(330,002)	(9,165)	3,257,732
Other receivables		3,990,900	(76,089)	(2,254)	3,912,557

Total		7,587,799	(406,091)	(11,419)	7,170,289

Non-current assets
Trade receivables		318,429	(1,288)	(19,476)	297,665
Other receivables		1,227,929	(107,547)	(13,879)	1,106,503

Total	￦	1,546,358	(108,835)	(33,355)	1,404,168

	December 31, 2024
(In millions of Korean won)	Total amounts		Provision for impairment	Present value discount	Carrying amount
Current assets
Trade receivables	￦	3,309,177	(378,327)	(9,011)	2,921,839
Other receivables		3,335,066	(107,653)	(1,796)	3,225,617

Total		6,644,243	(485,980)	(10,807)	6,147,456

Non-current assets
Trade receivables		260,154	(1,299)	(14,977)	243,878
Other receivables		1,405,923	(96,941)	(12,133)	1,296,849

Total	￦	1,666,077	(98,240)	(27,110)	1,540,727

(2)
The fair values of trade and other receivables with original maturities less than one year are equal to their carrying amounts because the discounting effect is immaterial. The fair value of trade and other receivables with original maturities longer than one year, which are mainly from sales of goods, is determined by discounting the expected future cash flow at the weighted average interest rate.

Summary of Changes in Provision for Impairment
(3)	Details of changes in provisions for impairment the years ended December 31, 2023 and 2024, are as follows:

	2023			2024
(in millions of Korean won)	Trade receivables		Other receivables	Trade receivables	Other receivables
Beginning balance	￦	343,738	218,543	331,290	183,636
Provision		69,972	114,501	95,060	82,123
Reversal		—	(14,941)	—	(380)
Write-off/reimbursement		(69,246)	(129,108)	(51,811)	(65,921)
Changes in consolidation scope		(310)	(17)	—	—
Others		(12,864)	(5,342)	5,087	5,136

Ending balance	￦	331,290	183,636	379,626	204,594

Summary of Other Receivables
(4)	Details of other receivables as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	December 31, 2023		December 31, 2024
Loans	￦	51,854	42,413
Receivables 1		3,539,742	2,913,728
Accrued income		43,920	40,950
Refundable deposits		299,935	264,054
Loans receivable		1,067,005	1,209,887
Finance lease receivables		141,883	202,372
Others		58,357	53,656
Less: Provision for impairment		(183,636)	(204,594)

Total	￦	5,019,060	4,522,466

1	As of December 31, 2024, credit sales asset of ￦ 1,970,895 million (December 31, 2023: ￦ 2,696,505 million) held by BC Card Co., Ltd. are included.